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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05460

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	8/31

Date of reporting period:	11/30/16

Item 1. Schedule of Investments.

Premier Portfolio

Premier U.S. Government Money Portfolio Premier Tax-Exempt Portfolio

Quarterly Schedule of Portfolio Holdings

November 30, 2016

invesco.com/us	CM-I-TST-QTR-1	11/16	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2016

(Unaudited)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–31.55%(a)

Asset-Backed Securities - Consumer Receivables–0.95%

Old Line Funding, LLC (b)	0.98%	05/03/2017	$7,000	$7,000,000

Asset-Backed Securities - Fully Supported–3.82%

Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.) (c)(d)	0.90%	01/23/2017	7,000	6,990,725
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.) (c)(d)	0.58%	12/06/2016	8,000	7,999,356
Kells Funding LLC (CEP-FMS Wertmanagement) (c)	0.90%	02/14/2017	7,000	6,986,875
Ridgefield Funding Co. LLC (CEP-BNP Paribas S.A.) (c)(d)	0.73%	01/03/2017	6,000	5,995,985
				27,972,941

Asset-Backed Securities - Fully Supported Bank–12.82%

Albion Capital LLC (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (c)	0.85%	01/25/2017	7,000	6,990,910
Anglesea Funding LLC (Multi-CEP’s) (c)(d)	0.75%	12/01/2016	7,000	7,000,000
Anglesea Funding LLC (Multi-CEP’s) (c)(d)	0.76%	01/03/2017	7,000	6,995,123
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC)	1.00%	01/17/2017	7,000	6,990,861
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC) (b)	1.22%	08/10/2017	7,000	7,000,000
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (c)(d)	0.71%	01/10/2017	8,590	8,583,223
Institutional Secured Funding LLC (Multi-CEP’s) (c)(d)	1.00%	01/03/2017	10,000	9,990,833
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.) (c)(d)	0.66%	12/02/2016	7,000	6,999,872
Manhattan Asset Funding Co., LLC (CEP-Sumitomo Mitsui Banking Corp.) (c)(d)	0.80%	01/17/2017	2,500	2,497,389
Matchpoint Finance PLC (CEP-BNP Paribas S.A.) (c)(d)	0.63%	12/14/2016	7,400	7,398,317
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (c)(d)	0.65%	12/28/2016	5,000	4,997,563
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (c)(d)	0.65%	12/14/2016	7,000	6,998,357
Working Capital Management Co., L.P. (CEP-Mizuho Corporate Bank, Ltd.) (c)(d)	0.67%	12/21/2016	11,500	11,495,719
				93,938,167

Asset-Backed Securities - Multi-Purpose–3.54%

Nieuw Amsterdam Receivables Corp. (c)(d)	0.65%	12/08/2016	11,000	10,998,610
Nieuw Amsterdam Receivables Corp. (c)(d)	0.85%	01/24/2017	7,000	6,991,075
Versailles Commercial Paper LLC (d)	1.00%	01/17/2017	8,000	7,989,555
				25,979,240

Consumer Finance–0.95%

Toyota Motor Credit Corp. (b)(c)	1.14%	07/26/2017	7,000	7,000,000

Diversified Banks–7.64%

BNP Paribas S.A. (c)	0.60%	12/05/2016	7,000	6,999,533
Commonwealth Bank of Australia (b)(c)(d)	1.15%	08/17/2017	7,000	7,000,000
Erste Abwicklungsanstalt (b)(c)(d)	0.89%	03/10/2017	5,000	5,000,000
Erste Abwicklungsanstalt (b)(c)(d)	0.91%	03/21/2017	7,000	7,000,000
NRW Bank (c)	0.59%	12/08/2016	7,000	6,999,197
Svenska Handelsbanken AB (c)(d)	0.56%	12/07/2016	9,000	8,999,160
United Overseas Bank Ltd. (c)(d)	0.60%	12/08/2016	7,000	6,999,183
Westpac Banking Corp. (b)(c)(d)	1.00%	04/27/2017	7,000	7,000,032
				55,997,105

Specialized Finance–0.60%

CDP Financial Inc. (c)(d)	0.81%	01/04/2017	4,375	4,371,653

Systems Software–1.23%
Microsoft Corp. (d)	0.55%	12/19/2016	9,000	8,997,525
Total Commercial Paper (Cost $231,256,631)				231,256,631

See accompanying notes which are an integral part of this schedule.

                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Variable Rate Demand Notes–31.22%(e)

Credit Enhanced–31.22%

Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund Guarantee Program)	0.60%	08/01/2035	$4,850	$4,850,000
California (State of) Municipal Finance Authority (Chevron U.S.A. Inc.); Series 2010 B, VRD Recovery Zone Facility RB	0.47%	11/01/2035	6,000	6,000,000
California (State of); Series 2004 A9, Ref. VRD Unlimited Tax GO Bonds (LOC-State Street Bank & Trust Co.) (f)	0.52%	05/01/2034	1,500	1,500,000
Colorado Springs (City of), Colorado (Cook Communications Ministries); Series 2002, VRD IDR RB (LOC-Bank of America, N.A.) (f)	0.70%	03/01/2017	2,335	2,335,000
Columbus (City of), Ohio Regional Airport Authority (FlightSafety International Inc.); Series 2015 A, VRD RB (CEP-Berkshire Hathaway Inc.)	0.59%	04/01/2035	6,000	6,000,000
Dallas & Fort Worth (Cities of), Texas International Airport Facility (United Parcel Service, Inc.); Series 2002, Ref. VRD RB	0.57%	05/01/2032	14,050	14,050,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.) (f)	0.58%	11/01/2030	400	400,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC-Rabobank Nederland) (c)(f)	0.60%	03/01/2021	415	415,000
Gary Chicago International Airport Authority (Gary Jet Center); Ser 2011, VRD Special Purpose Facility RB (LOC-BMO Harris Bank N.A.) (f)	0.62%	05/01/2036	6,765	6,765,000
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB	0.48%	11/01/2041	23,000	23,000,000
Hart Family Holdings LLC; Series 2011, VRD Taxable Option Notes (LOC-FHLB of Dallas) (f)	0.68%	12/01/2031	11,485	11,485,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co.) (f)	0.70%	01/01/2037	5,170	5,170,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC-Rabobank Nederland) (c)(f)	0.58%	06/01/2035	5,000	5,000,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, Midwestern Disaster Relief VRD RB (LOC-Bank of Nova Scotia) (c)(f)	0.55%	06/01/2040	3,915	3,915,000
Jets Stadium Development, LLC; Series 2007 A-4, VRD Project RB (LOC-Sumitomo Mitsui Banking Corp.) (c)(d)(f)	0.72%	04/01/2047	17,000	17,000,000
Knox (City of), Indiana (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC-BMO Harris Bank, N.A.) (f)	0.62%	03/01/2022	915	915,000
La Porte (City of), Indiana (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC-BMO Harris, N.A.) (f)	0.62%	11/01/2018	2,130	2,130,000
Lebanon (County of), Pennsylvania Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (f)	0.58%	10/15/2025	5,695	5,695,000
Louisville (City of) & Jefferson (County of), Kentucky Regional Airport Authority (UPS Worldwide Forwarding, Inc.); Series 1999 B, VRD RB	0.57%	01/01/2029	8,000	8,000,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.) (f)	0.57%	09/01/2028	3,699	3,699,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.62%	07/01/2027	1,380	1,380,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (f)	0.55%	10/01/2038	3,583	3,583,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.) (f)	0.62%	03/01/2039	7,925	7,925,000
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone RB	0.54%	12/01/2030	1,100	1,100,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC-Bank of America, N.A.) (d)(f)	0.54%	05/01/2041	1,820	1,820,000
New York (State of) Housing Finance Agency (29 Flatbush Avenue Housing); Series 2015 B, VRD RB (LOC-Landesbank Hessen-Thueringen Girozentrale) (c)(f)	0.64%	11/01/2044	30,000	30,000,000
New York (State of) Housing Finance Agency (505 West 37th Street Housing); Series 2009 B, Ref. VRD MFH RB (LOC-Landesbank Hessen-Thueringen Girozentrale) (f)	0.57%	05/01/2042	1,700	1,700,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.58%	06/01/2017	140	140,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC-PNC Bank, N.A.) (f)	0.70%	12/01/2029	600	600,000

See accompanying notes which are an integral part of this schedule.

                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.56%	04/01/2026	$1,330	$1,330,000
San Jose (City of), California (Sunset Square Apartments); Series 2002 E, VRD MFH RB (LOC-Citibank, N.A.) (f)	0.55%	06/01/2034	2,300	2,300,000
Sarasota (County of), Florida Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.58%	07/01/2037	9,526	9,526,000
Sierra Vista (City of), Arizona Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP-FNMA)	0.56%	06/15/2031	2,901	2,901,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.56%	10/01/2031	100	100,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.55%	10/01/2033	4,520	4,520,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP-FNMA) (d)	0.61%	09/15/2036	4,375	4,375,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.61%	06/01/2041	6,890	6,890,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (f)	0.54%	09/01/2038	6,000	6,000,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.50%	12/15/2044	1,710	1,710,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC-PNC Bank, N.A.) (f)	0.58%	04/01/2022	4,600	4,600,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC-PNC Bank, N.A.) (f)	0.57%	07/01/2027	8,000	8,000,000
Total Variable Rate Demand Notes (Cost $228,824,000)				228,824,000

Certificates of Deposit–14.74%

Abbey National Treasury Services PLC (c)	0.44%	12/06/2016	10,000	10,000,000
Bank of Montreal (b)(c)	1.23%	11/03/2017	7,000	7,000,000
Bank of Nova Scotia (b)(c)	1.23%	11/03/2017	7,000	7,000,000
Credit Industriel et Commercial (c)	0.42%	12/05/2016	10,000	10,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (c)(d)	0.93%	12/16/2016	7,000	7,000,668
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (b)(c)	1.30%	10/25/2017	4,000	4,000,000
KBC Bank N.V. (c)	0.95%	01/27/2017	7,000	7,000,000
Mizuho Bank, Ltd. (c)(d)	0.91%	01/18/2017	7,000	7,000,091
Norinchukin Bank (The) (c)	0.44%	12/06/2016	10,000	10,000,000
Oversea-Chinese Banking Corp. Ltd. (c)	0.44%	12/06/2016	10,000	10,000,000
Sumitomo Mitsui Trust Bank Ltd. (c)	0.44%	12/06/2016	10,000	10,000,000
Svenska Handelsbanken AB (b)(c)	1.15%	08/01/2017	7,000	7,000,000
Toronto-Dominion Bank (The) (b)(c)	1.15%	08/18/2017	5,000	5,000,000
UBS AG (b)(c)	1.24%	08/02/2017	7,000	7,000,000
Total Certificates of Deposit (Cost $108,000,759)				108,000,759
TOTAL INVESTMENTS (excluding Repurchase Agreements)–77.51% (Cost $568,081,390)				568,081,390

			Repurchase Amount

Repurchase Agreements–22.35%(g)

BMO Capital Markets Corp., agreement dated 11/30/16, maturing value $15,000,213 (collateralized by domestic and foreign corporate obligations valued at $15,750,001; 0%-3.20%, 03/13/2017-05/16/2024) (c)	0.51%	12/01/2016	15,000,213	15,000,000
CIBC World Markets Corp., joint agreement dated 11/30/2016, aggregate maturing value of $1,100,007,944 (collateralized by U.S. Treasury obligations valued at $1,122,004,293; 0.08%-8.88%, 12/31/2016-05/15/2046)	0.26%	12/01/2016	58,843,203	58,842,778
Credit Agricole Corp. & Investment Bank, joint agreement dated 11/30/2016, aggregate maturing value of $550,003,972 (collateralized by U.S. Treasury obligations valued at $561,000,076; 3.00%, 05/15/2045)	0.26%	12/01/2016	50,000,361	50,000,000

See accompanying notes which are an integral part of this schedule.

                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, agreement dated 11/30/2016, maturing value of $15,000,225 (collateralized by domestic and foreign obligations valued at $16,999,564; 5.13%-10.00%, 04/1/2019-02/15/2027) (c)	0.54%	12/01/2016	$15,000,225	$15,000,000
Wells Fargo Securities, LLC, agreement dated 11/30/2016, maturing value of $25,000,354 (collateralized by foreign corporate obligations valued at $25,500,684; 0.88%-1.63%, 07/19/2018-03/09/2021)	0.51%	12/01/2016	25,000,354	25,000,000
Total Repurchase Agreements (Cost $163,842,778)				163,842,778
TOTAL INVESTMENTS(h)(i)–99.86% (Cost $731,924,168)				731,924,168
OTHER ASSETS LESS LIABILITIES–0.14%				989,943
NET ASSETS–100.00%				$732,914,111

Investment Abbreviations:

CEP	—Credit Enhancement Provider

FHLB	—Federal Home Loan Bank

FHLMC	—Federal Home Loan Mortgage Corp.

FNMA	—Federal National Mortgage Association

GO	—General Obligation

IDR	—Industrial Development Revenue Bonds

LOC	—Letter of Credit

MFH	—Multi-Family Housing

RB	—Revenue Bonds

Ref.	—Refunding

VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 11.0%; Germany: 9.1%; Netherlands: 8.5%; France: 7.2%; Canada: 5.8%; other countries less than 5% each: 11.3%.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $212,485,014, which represented 28.99% of the Fund’s Net Assets.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	Also represents cost for federal income tax purposes.

(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy the issuer’s obligation. No concentration of any single entity was greater than 5% each.

See accompanying notes which are an integral part of this schedule.

                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

November 30, 2016

(Unaudited)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities–31.40%

Federal Farm Credit Bank (FFCB)–4.76%

Disc. Notes (a)	0.52%	12/20/2016	$10,000	$9,997,256
Unsec. Bonds (b)	0.66%	02/27/2017	2,220	2,219,843
Unsec. Bonds	0.52%	03/27/2017	15,000	14,998,784
Unsec. Bonds (b)	0.60%	04/17/2017	17,490	17,485,352
Unsec. Bonds	0.75%	04/24/2017	10,250	10,258,025
Unsec. Bonds (b)	0.57%	05/08/2017	5,745	5,745,015
Unsec. Bonds (b)	0.64%	05/24/2017	4,315	4,315,303
Unsec. Bonds (b)	0.56%	06/05/2017	10,000	9,998,737
Unsec. Bonds (b)	0.56%	07/06/2017	20,000	19,996,968
Unsec. Bonds (b)	0.57%	07/14/2017	20,000	20,002,453
Unsec. Bonds (b)	0.62%	07/25/2017	10,000	10,003,117
Unsec. Bonds (b)	0.60%	08/10/2017	10,000	9,999,309
Unsec. Bonds (b)	0.65%	08/29/2017	2,250	2,249,578
Unsec. Bonds (b)	0.56%	10/02/2017	5,000	4,998,118
Unsec. Bonds (b)	0.60%	11/07/2017	5,000	5,001,220
Unsec. Bonds (b)	0.57%	12/08/2017	4,500	4,497,754
Unsec. Bonds (b)	0.62%	12/27/2017	8,000	7,988,810
Unsec. Bonds (b)	0.57%	01/02/2018	12,375	12,378,967
Unsec. Bonds (b)	0.58%	01/17/2018	52,500	52,477,128
Unsec. Bonds (b)	0.81%	03/02/2018	18,865	18,885,899
Unsec. Bonds (b)	0.68%	03/21/2018	5,000	5,002,986
Unsec. Bonds (b)	0.60%	03/22/2018	9,565	9,558,500
Unsec. Bonds (b)	0.58%	04/09/2018	6,200	6,195,721
Unsec. Bonds (b)	0.59%	04/16/2018	6,765	6,767,367
				271,022,210

Federal Home Loan Bank (FHLB)–20.04%

Unsec. Bonds	0.56%	01/20/2017	25,000	24,999,666
Unsec. Bonds	0.54%	01/26/2017	35,000	34,997,293
Unsec. Bonds (b)	0.66%	02/22/2017	15,000	15,000,000
Unsec. Bonds	0.70%	02/24/2017	5,625	5,627,461
Unsec. Bonds	0.63%	04/26/2017	2,000	2,000,140
Unsec. Bonds (b)	0.60%	11/15/2017	10,000	10,000,000
Unsec. Bonds (b)	0.61%	11/17/2017	5,000	5,000,000
Unsec. Bonds (b)	0.62%	02/16/2018	10,000	10,000,000
Unsec. Bonds (b)	0.67%	03/06/2018	50,000	50,000,000
Unsec. Bonds (b)	0.66%	03/09/2018	25,000	25,000,000
Unsec. Bonds (b)	0.69%	03/14/2018	20,000	20,000,000
Unsec. Bonds (b)	0.68%	03/15/2018	25,000	25,000,000
Unsec. Bonds (b)	0.68%	03/16/2018	10,000	10,000,000
Unsec. Bonds (b)	0.63%	03/19/2018	55,000	55,000,000
Unsec. Bonds (b)	0.63%	03/19/2018	25,000	25,000,732
Unsec. Bonds (b)	0.68%	03/19/2018	55,000	54,999,663
Unsec. Bonds (b)	0.65%	04/11/2018	250,000	250,029,576
Unsec. Bonds (b)	0.62%	04/12/2018	40,000	40,000,000
Unsec. Bonds (b)	0.61%	04/20/2018	7,000	6,999,246
Unsec. Bonds (b)	0.61%	04/23/2018	40,000	39,997,164
Unsec. Disc. Notes (a)	0.35%	12/02/2016	175,000	174,998,303
Unsec. Global Bonds (b)	0.50%	01/17/2017	30,000	29,994,585

See accompanying notes which are an integral part of this schedule.

                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Global Bonds (b)	0.65%	01/23/2017	$15,000	$15,000,000
Unsec. Global Bonds (b)	0.68%	02/24/2017	15,000	15,000,000
Unsec. Global Bonds (b)	0.58%	04/21/2017	15,000	14,997,390
Unsec. Global Bonds	4.88%	05/17/2017	4,155	4,235,812
Unsec. Global Bonds (b)	0.55%	08/15/2017	9,500	9,500,025
Unsec. Global Bonds (b)	0.57%	09/05/2017	20,000	20,000,086
Unsec. Global Bonds (b)	0.81%	10/27/2017	11,500	11,500,000
Unsec. Global Bonds (b)	0.81%	10/27/2017	11,500	11,500,000
Unsec. Global Bonds (b)	0.79%	11/02/2017	8,300	8,302,831
Unsec. Global Bonds (b)	0.81%	11/15/2017	9,100	9,097,611
Unsec. Global Bonds (b)	0.60%	12/05/2017	18,000	17,999,152
Unsec. Global Bonds (b)	0.68%	03/26/2018	30,000	30,001,252
Unsec. Global Bonds (b)	0.64%	04/06/2018	60,000	60,000,000
				1,141,777,988

Federal Home Loan Mortgage Corp. (FHLMC)–3.79%

Unsec. Disc. Notes (a)	0.40%	01/04/2017	20,000	19,992,444
Unsec. Disc. Notes (a)	0.41%	01/06/2017	25,000	24,989,750
Unsec. Global Notes	0.50%	01/27/2017	39,335	39,335,743
Unsec. Global Notes	0.88%	02/22/2017	2,750	2,752,321
Unsec. Global Notes	1.00%	03/08/2017	5,567	5,574,036
Unsec. Global Notes	5.00%	04/18/2017	35,000	35,582,221
Unsec. Global Notes (b)	0.57%	04/20/2017	30,275	30,268,478
Unsec. Global Notes (b)	0.64%	04/27/2017	5,000	4,998,890
Unsec. Global Notes	0.75%	05/26/2017	10,000	10,006,854
Unsec. Global Notes (b)	0.69%	07/21/2017	4,000	3,999,738
Unsec. Global Notes (b)	0.85%	01/08/2018	10,000	10,000,000
Unsec. Global Notes (b)	0.86%	03/08/2018	6,800	6,821,107
Unsec. Medium-Term Notes	0.65%	02/21/2017	2,000	2,000,666
Unsec. Medium-Term Notes	0.65%	05/15/2017	2,000	2,000,669
Series M006, Class A, Taxable VRD MFH Ctfs. (c)	0.80%	10/15/2045	17,458	17,458,351
				215,781,268

Federal National Mortgage Association (FNMA)–1.99%

Unsec. Global Notes	1.25%	01/30/2017	20,009	20,034,814
Unsec. Global Notes	0.75%	03/14/2017	2,500	2,501,591
Unsec. Global Notes	0.75%	04/20/2017	3,470	3,471,872
Unsec. Global Notes	1.13%	04/27/2017	20,493	20,538,127
Unsec. Global Notes (b)	0.55%	09/08/2017	5,000	4,995,542
Unsec. Global Notes (b)	0.54%	10/05/2017	5,000	4,997,460
Unsec. Notes	1.00%	04/25/2017	20,000	20,034,184
Unsec. Notes (b)	0.58%	07/20/2017	5,000	4,999,377
Unsec. Notes (b)	0.55%	08/16/2017	20,000	19,997,146
Unsec. Notes (b)	0.81%	12/20/2017	12,000	12,001,235
				113,571,348

Overseas Private Investment Corp. (OPIC)–0.82%

Sr. Unsec. Gtd. VRD COP Bonds (c)	0.66%	02/15/2028	10,000	10,000,000
Unsec. Gtd. VRD COP Bonds (c)	0.70%	12/15/2019	10,764	10,764,000
Unsec. Gtd. VRD COP Bonds (c)	0.66%	09/15/2020	25,800	25,800,000
				46,564,000
Total U.S. Government Sponsored Agency Securities (Cost $1,788,716,814)				1,788,716,814

See accompanying notes which are an integral part of this schedule.

                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–12.38%

U.S. Treasury Bills–12.38%(a)

U.S. Treasury Bills	0.34%	12/08/2016	$35,000	$34,997,700
U.S. Treasury Bills	0.35%	12/08/2016	50,000	49,996,646
U.S. Treasury Bills	0.40%	01/12/2017	20,000	19,990,713
U.S. Treasury Bills	0.44%	01/26/2017	20,000	19,986,622
U.S. Treasury Bills	0.43%	02/09/2017	100,000	99,918,333
U.S. Treasury Bills	0.44%	02/16/2017	14,000	13,986,974
U.S. Treasury Bills	0.45%	02/16/2017	7,000	6,993,337
U.S. Treasury Bills	0.46%	02/16/2017	30,000	29,971,061
U.S. Treasury Bills	0.46%	02/23/2017	30,000	29,968,500
U.S. Treasury Bills	0.50%	03/16/2017	50,000	49,927,812
U.S. Treasury Bills	0.51%	03/16/2017	20,000	19,971,008
U.S. Treasury Bills	0.55%	03/16/2017	50,000	49,921,250
U.S. Treasury Bills	0.50%	04/06/2017	30,000	29,948,550
U.S. Treasury Bills	0.50%	04/13/2017	60,000	59,890,275
U.S. Treasury Bills	0.62%	05/25/2017	85,000	84,747,332
U.S. Treasury Bills	0.63%	05/25/2017	85,000	84,745,886
U.S. Treasury Bills	0.57%	07/20/2017	20,000	19,928,518
Total U.S. Treasury Securities (Cost $704,890,517)				704,890,517
TOTAL INVESTMENTS (excluding Repurchase Agreements)–43.78% (Cost $2,493,607,331)				2,493,607,331

			Repurchase Amount

Repurchase Agreements–56.21%(d)

ABN AMRO Bank N.V., joint agreement dated 11/30/2016, aggregate maturing value of $200,298,196 (collateralized by domestic agency mortgage-backed securities valued at $255,000,039; 3.00%-5.76%, 02/01/2019-09/01/2046)	0.29%	12/01/2016	179,734,174	179,732,726
Bank of Nova Scotia (The), joint agreement dated 11/30/16, aggregate maturing value of $900,006,500 (collateralized by U.S. Treasury obligations valued at $918,000,072; 0.13%-2.38%, 04/15/2017-02/15/2044)	0.26%	12/01/2016	250,001,806	250,000,000
BNP Paribas Securities Corp., agreement dated 11/30/2016, maturing value of $450,003,625 (collateralized by U.S. Treasury obligations valued at $459,117,463; 0.29%, 04/15/2017)	0.29%	12/01/2016	450,003,625	450,000,000
BNP Paribas Securities Corp., term agreement dated 11/30/2016, maturing value of $100,005,639 (collateralized by U.S. Treasury obligations valued at $96,934,802; 0.29%, 05/15/2025)(e)	0.29%	12/07/2016	100,005,639	100,000,000
CIBC World Markets Corp., joint agreement dated 11/30/2016, aggregate maturing value of $1,100,007,944 (collateralized by U.S. Treasury obligations valued at $1,122,004,293; 0.08%-8.88%, 12/31/2016-05/15/2046)	0.26%	12/01/2016	366,112,048	366,109,404
Citigroup Global Markets Inc., agreement dated 11/30/2016, maturing value of $250,001,875 (collateralized by domestic agency mortgage-backed securities valued at $255,001,782; 0%-7.13%, 10/26/2017-07/11/2033)	0.27%	12/01/2016	250,001,875	250,000,000
Credit Suisse Securities (USA) LLC, open agreement dated 11/30/2016, (collateralized by domestic agency mortgage-backed securities valued at $40,804,680; 2.50%-5.00%, 11/01/2025-11/01/2046)(f)	0.72%	–	–	40,000,000
HSBC Securities (USA) Inc., agreement dated 11/30/2016, maturing value of $100,000,769 (collateralized by a U.S. Treasury obligation valued at $102,160,355; 0.26%, 01/15/2022)	0.26%	12/01/2016	100,000,769	100,000,047
ING Financial Markets, LLC, agreement dated 11/30/2016, maturing value of $105,090,598 (collateralized by U.S. Treasury obligations valued at $107,248,952; 0.27%, 04/15/2019-04/30/2023)	0.27%	12/01/2016	105,090,598	105,089,810
ING Financial Markets, LLC, term agreement dated 09/06/16, maturing value of $5,006,453 (collateralized by a domestic agency mortgage-backed security valued at $5,103,409; 3.00%, 09/01/2046)(e)	0.46%	12/16/2016	5,006,453	5,000,000
ING Financial Markets, LLC, term agreement dated 10/14/2016, maturing value of $45,057,575 (collateralized by domestic agency mortgage-backed securities valued at $45,901,140; 3.50%-4.00%, 01/01/2031-05/01/2046)(e)	0.47%	01/20/2017	45,057,575	45,000,000
ING Financial Markets, LLC, term agreement dated 11/30/2016, maturing value of $50,000,000 (collateralized by a domestic agency mortgage-backed security valued at $51,002,256; 3.50%, 09/01/2042)(e)	0.55%	05/30/2017	50,000,000	50,000,000

See accompanying notes which are an integral part of this schedule.

                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, term agreement dated 11/30/2016, maturing value of $50,000,000 (collateralized by domestic agency mortgage-backed securities valued at $51,000,657; 3.50%-4.00%, 01/01/2031-09/01/2042)(e)	0.46%	03/06/2017	$50,000,000	$50,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 11/23/2016, maturing value of $95,006,122 (collateralized by a U.S. Treasury obligation valued at $96,961,118; 0.29%, 04/15/2018)(e)	0.29%	12/01/2016	95,006,122	95,000,000
Metropolitian Life Insurance Co., term agreement dated 11/30/2016, maturing value of $80,005,800 (collateralized by U.S. Treasury obligations valued at $81,067,980; 0.32%, 11/15/2018-11/15/2041)(e)	0.32%	12/07/2016	80,005,800	80,000,823
RBC Capital Markets LLC, joint term agreement dated 11/03/2016, aggregate maturing value of $500,088,889 (collateralized by domestic agency mortgage-backed securities and domestic agency asset-backed securities valued at $510,000,000; 0.88%-6.00%, 11/01/2025-12/01/2046)(e)	0.40%	02/02/2017	90,016,000	90,000,000
RBC Capital Markets LLC, joint term agreement dated 11/07/2016, aggregate maturing value of $500,094,444 (collateralized by domestic agency mortgage-backed securities and domestic agency asset-backed securities valued at $510,000,000; 2.00%-8.50%, 03/15/2020-12/25/2046)(e)	0.40%	02/03/2017	105,019,833	105,000,000
RBC Capital Markets LLC, joint term agreement dated 11/30/2016, aggregate maturing value of $560,000,000 (collateralized by domestic agency mortgage-backed securities and domestic agency asset-backed securities valued at $571,200,000; 1.74%-7.00%, 08/01/2022-12/01/2046)(e)	0.41%	01/30/2017	75,000,000	75,000,000
Societe Generale, joint term agreement dated 11/14/2016, aggregate maturing value of $500,145,833 (collateralized by U.S. Treasury obligations valued at $510,000,046; 0.13%-7.63%, 04/15/2018-02/15/2041)(e)	0.35%	12/14/2016	50,014,583	50,000,000
Societe Generale, term agreement dated 11/28/2016, maturing value of $300,017,853 (collateralized by U.S. Treasury obligations valued at $306,404,897; 0.28%, 04/15/2019)(e)	0.28%	12/05/2016	300,017,853	300,001,520
Societe Generale, open agreement dated 09/28/2016, (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $81,600,000; 0%-4.00%, 01/31/2017-08/20/2044)(f)	0.40%	–	–	80,000,000
Societe Generale, open agreement dated 10/04/2016, (collateralized by U.S. Treasury obligations valued at $51,000,000; 0%-1.63%, 01/31/2019-11/15/2025)(f)	0.38%	–	–	50,000,000
Wells Fargo Securities, LLC, joint agreement dated 11/30/2016, aggregate maturing value of $300,002,333 (collateralized by domestic agency mortgage-backed securities valued at $306,000,001; 3.00%-8.50%, 01/25/2018-12/01/2046)	0.28%	12/01/2016	276,002,147	276,000,000
Wells Fargo Securities, LLC, term agreement dated 10/04/2016, maturing value of $10,007,233 (collateralized by domestic agency asset-backed securities valued at $10,200,000; 0%-3.53%, 12/25/2036-12/25/2045)(e)	0.42%	12/05/2016	10,007,233	10,000,000
Total Repurchase Agreements (Cost $3,201,934,330)				3,201,934,330
TOTAL INVESTMENTS(g)–99.99% (Cost $5,695,541,661)				5,695,541,661
OTHER ASSETS LESS LIABILITIES–0.01%				666,189
NET ASSETS–100.00%				$5,696,207,850

Investment Abbreviations:

COP	—Certificates of Participation

Ctfs.	—Certificates

Disc.	—Discounted

Gtd.	—Guaranteed

MFH	—Multi-Family Housing

Sr.	—Senior

Unsec.	—Unsecured

VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(d)	Principal amount equals value at period end. See Note 1D.

(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are predetermined daily.

(g)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

November 30, 2016

(Unaudited)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–99.50%

Alabama–0.38%

Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB) (a)(b)(c)	0.59%	07/01/2040	$209	$209,000

Arizona–2.69%

Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP-FNMA) (a)	0.57%	04/15/2030	1,480	1,480,000

California–5.60%

California (State of); Series 2004 A9, Ref. VRD Unlimited Tax GO Bonds (LOC-State Street Bank & Trust Co.) (a)(b)	0.52%	05/01/2034	1,785	1,785,000
Orange (County of) Water District; Series 2003 A, VRD COP (LOC-Citibank, N.A.) (a)(b)	0.54%	08/01/2042	1,300	1,300,000
				3,085,000

Colorado–5.39%

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.65%	02/01/2031	300	300,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.65%	07/01/2034	200	200,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.65%	04/01/2024	795	795,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR RB (LOC-Bank of America, N.A.) (a)(b)	0.70%	03/01/2017	1,675	1,675,000
				2,970,000

Florida–4.22%

Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.65%	10/01/2021	635	635,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.55%	07/01/2032	1,690	1,690,000
				2,325,000

Georgia–1.22%

Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC-Bank of America, N.A.) (a)(b)(d)(e)	0.67%	01/01/2029	370	370,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.65%	09/01/2020	300	300,000
				670,000

Illinois–5.74%

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC-BMO Harris N.A.) (a)(b)	0.54%	02/01/2042	1,915	1,915,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-BMO Harris N.A.) (a)(b)(d)	0.73%	10/01/2017	75	75,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB (a)	0.56%	12/01/2046	45	45,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(d)	0.76%	06/01/2017	175	175,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC-FHLB of Indianapolis) (a)(b)(e)	0.73%	12/01/2039	365	365,000
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC-BMO Harris N.A.) (a)(b)(e)	0.62%	04/01/2022	584	584,000
				3,159,000

Indiana–8.49%

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.65%	08/01/2037	1,290	1,290,000

See accompanying notes which are an integral part of this schedule.

                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

Indiana (State of) Finance Authority (Duke Energy Indiana, Inc.); Series 2009 A-5, Ref. Environmental VRD RB (LOC-Sumitomo Mitsui Banking Corp.) (a)(b)(c)	0.51%	10/01/2040	$2,000	$2,000,000
Purdue University; Series 2011 A, VRD COP Bonds (a)	0.51%	07/01/2035	1,385	1,385,000
				4,675,000

Iowa–0.91%

Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(e)	0.71%	06/01/2028	500	500,000

Kansas–2.80%

Kansas (State of) Development Finance Authority (Chesapeake Apartments); Series 2000 M, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.56%	07/01/2030	1,540	1,540,000

Louisiana–2.73%

East Baton Rouge (Parish of) (Exxon Corp.); Series 1993, Ref. VRD PCR (a)	0.52%	03/01/2022	1,500	1,500,000

Michigan–1.66%

Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (LOC-FHLB of Indianapolis) (a)(b)(e)	0.72%	07/01/2032	250	250,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.57%	03/01/2031	665	665,000
				915,000

Minnesota–4.29%

Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.55%	04/01/2037	1,043	1,043,000
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA) (a)	0.64%	11/15/2031	1,000	1,000,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.55%	10/01/2033	321	321,000
				2,364,000

Mississippi–1.82%

Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone RB (a)	0.54%	12/01/2030	1,000	1,000,000

Missouri–4.80%

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC-FHLB of Chicago) (a)(b)	0.57%	08/01/2038	1,995	1,995,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC-U.S. Bank, N.A.) (a)(b)	0.53%	11/15/2043	650	650,000
				2,645,000

New Hampshire–3.45%

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.56%	09/01/2037	1,900	1,900,000

New York–6.90%

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC-HSBC Bank USA N.A.) (a)(b)(c)	0.57%	11/01/2036	1,600	1,600,000
New York (State of) Housing Finance Agency (605 West 42nd Street Housing); Series 2014 A, VRD RB (LOC-Bank of China Ltd.) (a)(b)	1.05%	05/01/2048	1,200	1,200,000
Triborough Bridge & Tunnel Authority; Series 2002 F, Ref. VRD RB (LOC-Landesbank Hessen-Thueringen Girozentrale) (a)(b)(c)	0.57%	11/01/2032	1,000	1,000,000
				3,800,000

North Carolina–4.60%

North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB (a)	0.51%	12/01/2021	250	250,000
Raleigh-Durham (Cities of) Airport Authority; Series 2008 C, Ref. VRD RB (LOC-Royal Bank of Canada) (a)(b)(c)	0.53%	05/01/2036	1,135	1,135,000

See accompanying notes which are an integral part of this schedule.

                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–(continued)

Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC-Branch Banking & Trust Co.) (a)(b)(e)	0.60%	08/01/2020	$1,150	$1,150,000
				2,535,000

Ohio–2.57%

Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (LOC-FHLB of Indianapolis) (a)(b)(d)(e)	0.73%	01/01/2034	200	200,000
Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.) (a)(b)	0.58%	08/02/2038	190	190,000
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC-U.S. Bank, N.A.) (a)(b)	0.60%	05/01/2026	1,023	1,023,000
				1,413,000

Pennsylvania–5.84%

Crawford (County of) Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC-PNC Bank, N.A.) (a)(b)	0.58%	11/01/2039	713	713,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.58%	10/15/2025	347	347,000
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.69%	12/01/2025	300	300,000
Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(e)	0.74%	04/01/2017	50	50,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program- The Crefeld School); Series 2001 E-2, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.69%	12/01/2026	375	375,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.72%	08/01/2026	200	200,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (a)(b)	0.56%	11/01/2029	1,230	1,230,000
				3,215,000

South Carolina–2.35%

South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D, Ref. VRD RB (LOC-Bank of New York Mellon (The)) (a)(b)	0.55%	11/01/2025	1,295	1,295,000

Texas–15.10%

Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund Guarantee Program) (a)	0.60%	08/01/2035	2,000	2,000,000
Capital Area Housing Finance Corp. (Cypress Creek at River Bend Apartments); Series 2006, MFH VRD RB (LOC-Citibank N.A.) (a)(b)(e)	0.62%	10/01/2039	790	790,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC-Royal Bank of Canada) (a)(b)(c)	0.57%	01/01/2049	1,000	1,000,000
Port Arthur (Port of) Navigation District (Texaco Inc.); Series 1994, Ref. VRD PCR (a)	0.54%	10/01/2024	1,000	1,000,000
San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.56%	04/01/2026	2,150	2,150,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB (a)	0.50%	08/01/2025	1,375	1,375,000
				8,315,000

Washington–2.27%

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA) (a)	0.50%	12/15/2044	1,247	1,247,000

West Virginia–2.73%

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.) (a)(b)	0.55%	01/01/2034	1,500	1,500,000

See accompanying notes which are an integral part of this schedule.

                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–0.95%

Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago) (a)(b)	0.59%	10/01/2042	525	525,000
TOTAL INVESTMENTS(f)(g)–99.50% (Cost $54,782,000)				54,782,000
OTHER ASSETS LESS LIABILITIES–0.50%				274,921
NET ASSETS–100.00%				$55,056,921

Investment Abbreviations:

CEP	—Credit Enhancement Provider

COP	—Certificates of Participation

FHLB	—Federal Home Loan Bank

FHLMC	—Federal Home Loan Mortgage Corp.

FNMA	—Federal National Mortgage Association

GO	—General Obligation

IDR	—Industrial Development Revenue Bonds

LOC	—Letter of Credit

MFH	—Multi-Family Housing

PCR	—Pollution Control Revenue Bonds

RB	—Revenue Bonds

Ref.	—Refunding

VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 12.6%.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $820,000, which represented 1.49% of the Fund’s Net Assets.

(e)	Security subject to the alternative minimum tax.

(f)	Also represents cost for federal income tax purposes.

(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
Federal National Mortgage Association	6.8%
Wells Fargo Bank, N.A.	6.4
Federal Home Loan Bank	6.1
TD Bank, N.A.	5.7
JPMorgan Chase Bank, N.A.	5.5
U.S. Bancorp	5.3

See accompanying notes which are an integral part of this schedule.

                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

E.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2016, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 – Significant Event

As of the date of the issuance of this report, over 90 percent of Premier Tax-Exempt Portfolio’s outstanding shares were owned by one shareholder. Should such shareholder redeem its shares, Premier Tax-Exempt Portfolio may be forced to sell a significant portion of its holdings.

                AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Item 2.	Controls and Procedures.

(a)	As of November 21, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

By:	/s/ Kelli K. Gallegos
Kelli K. Gallegos
Principal Financial Officer

Date:	January 27, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.